Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	ADVISORS' INNER CIRCLE FUND
Entity Central Index Key	dei_EntityCentralIndexKey	0000878719
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Jul. 27, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jul. 27, 2020
Prospectus Date	rr_ProspectusDate	Mar. 01, 2020
CAMBIAR OPPORTUNITY FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE ADVISORS' INNER CIRCLE FUND

Cambiar Opportunity Fund

Cambiar International Equity Fund

Cambiar Small Cap Fund

Cambiar Aggressive Value Fund

Cambiar SMID Fund

Cambiar Global Equity Fund

Cambiar International Small Cap Fund

(the "Funds")

Supplement dated July 27, 2020

to the Funds' Prospectus

dated March 1, 2020, as supplemented

This supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with the Prospectus.

Effective immediately:

1.	The paragraph preceding the fee table for each Fund except the Cambiar International Small Cap Fund is deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares and Investor Class Shares, which are not reflected in the table or the example below.

2.	The paragraph preceding the fee table for the Cambiar International Small Cap Fund is deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares, which are not reflected in the table or the example below.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CMB-SK-031-0100

CAMBIAR INTERNATIONAL EQUITY FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE ADVISORS' INNER CIRCLE FUND

Cambiar Opportunity Fund

Cambiar International Equity Fund

Cambiar Small Cap Fund

Cambiar Aggressive Value Fund

Cambiar SMID Fund

Cambiar Global Equity Fund

Cambiar International Small Cap Fund

(the "Funds")

Supplement dated July 27, 2020

to the Funds' Prospectus

dated March 1, 2020, as supplemented

This supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with the Prospectus.

Effective immediately:

1.	The paragraph preceding the fee table for each Fund except the Cambiar International Small Cap Fund is deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares and Investor Class Shares, which are not reflected in the table or the example below.

2.	The paragraph preceding the fee table for the Cambiar International Small Cap Fund is deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares, which are not reflected in the table or the example below.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CMB-SK-031-0100

CAMBIAR SMALL CAP FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE ADVISORS' INNER CIRCLE FUND

Cambiar Opportunity Fund

Cambiar International Equity Fund

Cambiar Small Cap Fund

Cambiar Aggressive Value Fund

Cambiar SMID Fund

Cambiar Global Equity Fund

Cambiar International Small Cap Fund

(the "Funds")

Supplement dated July 27, 2020

to the Funds' Prospectus

dated March 1, 2020, as supplemented

This supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with the Prospectus.

Effective immediately:

1.	The paragraph preceding the fee table for each Fund except the Cambiar International Small Cap Fund is deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares and Investor Class Shares, which are not reflected in the table or the example below.

2.	The paragraph preceding the fee table for the Cambiar International Small Cap Fund is deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares, which are not reflected in the table or the example below.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CMB-SK-031-0100

Cambiar Global Ultra Focus Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE ADVISORS' INNER CIRCLE FUND

Cambiar Opportunity Fund

Cambiar International Equity Fund

Cambiar Small Cap Fund

Cambiar Aggressive Value Fund

Cambiar SMID Fund

Cambiar Global Equity Fund

Cambiar International Small Cap Fund

(the "Funds")

Supplement dated July 27, 2020

to the Funds' Prospectus

dated March 1, 2020, as supplemented

This supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with the Prospectus.

Effective immediately:

1.	The paragraph preceding the fee table for each Fund except the Cambiar International Small Cap Fund is deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares and Investor Class Shares, which are not reflected in the table or the example below.

2.	The paragraph preceding the fee table for the Cambiar International Small Cap Fund is deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares, which are not reflected in the table or the example below.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CMB-SK-031-0100

CAMBIAR SMID FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE ADVISORS' INNER CIRCLE FUND

Cambiar Opportunity Fund

Cambiar International Equity Fund

Cambiar Small Cap Fund

Cambiar Aggressive Value Fund

Cambiar SMID Fund

Cambiar Global Equity Fund

Cambiar International Small Cap Fund

(the "Funds")

Supplement dated July 27, 2020

to the Funds' Prospectus

dated March 1, 2020, as supplemented

This supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with the Prospectus.

Effective immediately:

1.	The paragraph preceding the fee table for each Fund except the Cambiar International Small Cap Fund is deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares and Investor Class Shares, which are not reflected in the table or the example below.

2.	The paragraph preceding the fee table for the Cambiar International Small Cap Fund is deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares, which are not reflected in the table or the example below.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CMB-SK-031-0100

CAMBIAR GLOBAL EQUITY FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE ADVISORS' INNER CIRCLE FUND

Cambiar Opportunity Fund

Cambiar International Equity Fund

Cambiar Small Cap Fund

Cambiar Aggressive Value Fund

Cambiar SMID Fund

Cambiar Global Equity Fund

Cambiar International Small Cap Fund

(the "Funds")

Supplement dated July 27, 2020

to the Funds' Prospectus

dated March 1, 2020, as supplemented

This supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with the Prospectus.

Effective immediately:

1.	The paragraph preceding the fee table for each Fund except the Cambiar International Small Cap Fund is deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares and Investor Class Shares, which are not reflected in the table or the example below.

2.	The paragraph preceding the fee table for the Cambiar International Small Cap Fund is deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares, which are not reflected in the table or the example below.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CMB-SK-031-0100

CAMBIAR INTERNATIONAL SMALL CAP FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE ADVISORS' INNER CIRCLE FUND

Cambiar Opportunity Fund

Cambiar International Equity Fund

Cambiar Small Cap Fund

Cambiar Aggressive Value Fund

Cambiar SMID Fund

Cambiar Global Equity Fund

Cambiar International Small Cap Fund

(the "Funds")

Supplement dated July 27, 2020

to the Funds' Prospectus

dated March 1, 2020, as supplemented

This supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with the Prospectus.

Effective immediately:

1.	The paragraph preceding the fee table for each Fund except the Cambiar International Small Cap Fund is deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares and Investor Class Shares, which are not reflected in the table or the example below.

2.	The paragraph preceding the fee table for the Cambiar International Small Cap Fund is deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares, which are not reflected in the table or the example below.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CMB-SK-031-0100